Consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash	$ 1,398	$ 547
Cash equivalents	250	225
Short-term investments	750	1,000
Trade and other receivables	3,909	4,031
Inventory	410	465
Contract assets	418	443
Contract costs	683	633
Prepaid expenses	405	230
Other current assets	274	264
Assets held for sale	85	60
Total current assets	8,582	7,898
Non-current assets
Contract assets	261	292
Contract costs	804	779
Property, plant and equipment	30,060	30,352
Intangible assets	17,628	16,609
Deferred tax assets	121	96
Investments in associates and joint ventures	322	323
Post-employment benefit assets	3,405	2,935
Other non-current assets	1,706	1,714
Goodwill	11,358	10,942
Total non-current assets	65,665	64,042
Total assets	74,247	71,940
Current liabilities
Trade payables and other liabilities	4,342	4,729
Contract liabilities	749	811
Interest payable	397	332
Dividends payable	937	910
Current tax liabilities	75	268
Debt due within one year	6,587	5,042
Liabilities held for sale	35	15
Total current liabilities	13,122	12,107
Non-current liabilities
Contract liabilities	297	277
Long-term debt	32,918	31,135
Deferred tax liabilities	5,271	4,869
Post-employment benefit obligations	1,202	1,278
Other non-current liabilities	1,427	1,717
Total non-current liabilities	41,115	39,276
Total liabilities	54,237	51,383
Equity attributable to BCE shareholders
Contributed surplus	1,263	1,258
Accumulated other comprehensive loss	(15)	(42)
Deficit	(5,974)	(5,513)
Total equity attributable to BCE shareholders	19,693	20,229
Non-controlling interest	317	328
Total equity	20,010	20,557
Total liabilities and equity	74,247	71,940
Preferred shares
Equity attributable to BCE shareholders
Shares	3,559	3,667
Common shares
Equity attributable to BCE shareholders
Shares	$ 20,860	$ 20,859